Taxation - Components of Income Before Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Components of (loss)/income before income tax expense
Income before income tax expense	¥ 2,769,534	$ 434,599	¥ 685,609	¥ 2,706,511
Income/(Loss) from non-China operations	(30,047)		15,143	41,461
Income from China operations	2,799,581		670,466	2,665,050
Income tax expense applicable to China operations	428,267		90,629	411,959
Income tax expense applicable to non-China operations	7,151		0	0
Income tax expense	¥ 435,418	$ 68,327	¥ 90,629	¥ 411,959
Effective tax rate	15.70%	15.70%	13.20%	15.20%
China Operations
Components of (loss)/income before income tax expense
Effective tax rate	15.30%	15.30%	13.50%	15.50%